Commitments and Contingencies - Commitments (Details) $ in Thousands, $ in Thousands					12 Months Ended
	Jun. 17, 2021	May 28, 2021 MXN ($)	May 19, 2021	Jul. 16, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 MXN ($)	Jun. 27, 2019 MXN ($)	Jun. 21, 2019 MXN ($)
Commitments and Contingencies
Commitments for programming rights					$ 69,700		$ 1,429,392
Commitments for transmission rights					1,198,100		24,565,445
Commitments for transmission rights to be sublicensed					47,600		977,004
Total aggregate commitments							2,888,260
Commitments for gaming operations							8,441
Commitments to acquire television technical equipment							136,208
Commitments to acquire software and related services							664,454
Construction commitments for building improvements and technical facilities							$ 2,079,157
Minimum annual commitments for the use of satellite transponders					$ 18,689
Number of years in which the Preponderant Economic Agent can be updated					2 years	2 years
Minimum content of broadcast on daily basis to be offered					50.00%	50.00%
Loss contingency stay period identify replacement counsel			30 days
Loss contingency additional stay period requested disqualified	60 days
Estimated financial effect of contingent tax liabilities		$ 256,300		$ 290,000				$ 682,000
Percentage on commercial rate on merchandise		70.00%		70.00%
IEPS
Commitments and Contingencies
Estimated financial effect of contingent tax liabilities									$ 1,334,000
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC") | Long-term credit facility
Commitments and Contingencies
Amount of future financing expected to provide in 2022					$ 8,900	$ 191,900,000
12 Months
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders					6,605
2023
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders					4,760
2024
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders					4,678
2025 and thereafter
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders					$ 2,646